SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 187,921	$ 186,478	$ 309,793
Restricted cash	38,597	36,063	27,283
Total cash, cash equivalents, and restricted cash	$ 226,518	$ 222,541	$ 337,076	$ 204,575